UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-7362

Western Asset Municipal Partners Fund Inc.
(Exact name of registrant as specified in charter)

55 Water Street, New York, NY		10041
(Address of principal executive offices)		(Zip code)

Robert I. Frenkel, Esq. Legg Mason & Co., LLC 100 First Stamford Place Stamford, CT 06902
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(888)777-0102

Date of fiscal year end:	November 30

Date of reporting period:	February 28, 2010

ITEM 1.                  SCHEDULE OF INVESTMENTS

WESTERN ASSET MUNICIPAL

PARTNERS FUND INC.

FORM N-Q

FEBRUARY 28, 2010

Schedule of investments (unaudited)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS — 97.1%
Arizona — 1.8%
Glendale, AZ, Transportation Excise Tax Revenue, NATL	5.000%	7/1/28	$2,855,000	$2,986,616
Phoenix, AZ, Civic Improvement Corp., Water System Revenue	5.000%	7/1/29	1,000,000	1,059,570
Total Arizona				4,046,186
California — 14.5%
California Health Facilities Finance Authority Revenue, Catholic Healthcare West	5.625%	7/1/32	5,000,000	5,074,150
California Housing Finance Agency Revenue, Home Mortgage	4.800%	8/1/37	2,000,000	1,631,320	(a)
California State, GO	5.250%	10/1/21	2,500,000	2,646,500
California State, GO	5.000%	10/1/29	3,500,000	3,356,430
California State, GO, Unrefunded Balance	5.125%	6/1/24	35,000	35,108
California Statewide CDA Revenue, Insured Health Facility L.A., Jewish Home, CA, Mortgage Insurance	5.000%	11/15/28	1,500,000	1,409,115
Los Angeles, CA, Department of Water & Power Revenue, Power Systems, Subordinated, AGM	5.000%	7/1/35	5,000,000	5,097,950
M-S-R Energy Authority, CA, Gas Revenue	7.000%	11/1/34	2,490,000	2,787,356
M-S-R Energy Authority, CA, Gas Revenue	6.500%	11/1/39	3,000,000	3,159,030
Southern California Public Power Authority, Project Number 1	5.000%	11/1/33	2,000,000	1,886,060
Turlock, CA, Public Financing Authority, Tax Allocation Revenue, AGM	5.000%	9/1/30	2,500,000	2,405,700
University of California Revenues, AMBAC	5.000%	5/15/36	2,620,000	2,665,483
Total California				32,154,202
Colorado — 3.7%
Colorado Health Facilities Authority Revenue, Poudre Valley Health Care	5.000%	3/1/25	2,850,000	2,844,044
Colorado Springs, CO, Hospital Revenue	6.375%	12/15/30	495,000	522,230	(b)
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	5.750%	11/15/18	480,000	499,267
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.500%	11/15/38	4,000,000	4,400,720
Total Colorado				8,266,261
Connecticut — 0.5%
Connecticut State HFA, Housing Mortgage Finance Program	6.000%	11/15/38	1,000,000	1,066,860
District of Columbia — 0.8%
District of Columbia, Hospital Revenue, Children’s Hospital Obligation Group, AGM	5.250%	7/15/45	1,750,000	1,735,965
Florida — 4.2%
Florida State Department of Environmental Protection, Preservation Revenue, Florida Forever, AMBAC	5.000%	7/1/21	2,000,000	2,101,200
Florida State Department of Transportation, Turnpike Revenue, AGM	4.500%	7/1/34	4,950,000	4,786,204
Miami-Dade County, FL, Aviation Revenue, Miami International Airport, AGM	5.000%	10/1/41	2,000,000	1,977,980
Seminole Tribe Florida Special Obligation Revenue	5.250%	10/1/27	500,000	449,060	(c)
Total Florida				9,314,444
Hawaii — 0.9%
Hawaii State Airport System Revenue, FGIC	6.000%	7/1/19	2,000,000	2,033,940	(a)(b)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Illinois — 12.8%
Chicago, IL, Midway Airport Revenue:
NATL	5.500%	1/1/29	$2,000,000	$2,000,960
NATL	5.625%	1/1/29	3,750,000	3,592,275	(a)
Chicago, IL, Park District, GO, Refunding, FGIC	5.000%	1/1/29	5,000,000	5,249,400
Chicago, IL, Public Building Commission, Building Revenue, Chicago School Reform, FGIC	5.250%	12/1/18	1,000,000	1,121,190
Cook County, IL, Community College District No. 524 Moraine Valley, GO, NATL	5.000%	12/1/25	1,500,000	1,594,845
Illinois EFA Revenue, Northwestern University	5.500%	12/1/13	2,000,000	2,212,660
Illinois Health Facilities Authority Revenue:
Refunding, Lutheran General Health System	7.000%	4/1/14	1,475,000	1,646,203
Refunding, SSM Health Care, NATL	6.550%	6/1/13	1,850,000	2,184,110	(d)
Servantoor Project, AGM	6.000%	8/15/12	2,000,000	2,131,480	(d)
South Suburban Hospital Project	7.000%	2/15/18	555,000	666,328	(d)
Illinois Municipal Electric Agency Power Supply, FGIC	5.250%	2/1/28	4,145,000	4,258,324
Illinois State, GO, First Series, AGM	5.500%	5/1/16	1,500,000	1,718,535
Total Illinois				28,376,310
Indiana — 1.9%
Indiana Bond Bank Revenue	5.000%	8/1/23	715,000	736,207	(b)
Indiana Bond Bank Revenue, Unrefunded Balance	5.000%	8/1/23	1,285,000	1,323,396	(b)
Indiana Health Facility Financing Authority, Hospital Revenue, Community Hospital Project, AMBAC	5.000%	5/1/35	2,390,000	2,156,114
Total Indiana				4,215,717
Kansas — 0.7%
Kansas State Development Finance Authority, Health Facilities Revenue, Sisters of Charity	6.250%	12/1/28	1,430,000	1,453,123
Maryland — 5.2%
Maryland State Economic Development Corp., EDR, Transportation Facilities Project	5.750%	6/1/35	1,000,000	1,019,280
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	6.000%	7/1/37	3,000,000	3,053,040
Suburban Hospital	5.500%	7/1/16	2,500,000	2,702,175
University of Maryland Medical Systems	6.750%	7/1/30	1,000,000	1,031,240	(b)
University of Maryland Medical Systems	6.000%	7/1/32	1,000,000	1,121,160	(b)
Northeast Maryland Waste Disposal Authority, Solid Waste Revenue, AMBAC	5.500%	4/1/15	2,500,000	2,648,375	(a)
Total Maryland				11,575,270
Massachusetts — 1.9%
Massachusetts State HEFA Revenue, Partners Health	5.750%	7/1/32	2,405,000	2,599,132	(b)
Massachusetts State HEFA Revenue, Partners Health, Unrefunded Balance	5.750%	7/1/32	95,000	97,328
Massachusetts State Water Pollution Abatement Trust Revenue, MWRA Program, Unrefunded Balance	5.750%	8/1/29	355,000	359,161
Massachusetts State Water Resources Authority, NATL	5.000%	8/1/34	1,000,000	1,050,460
Total Massachusetts				4,106,081
Michigan — 3.3%
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.750%	5/15/38	2,000,000	1,972,340
Refunding, Sparrow Hospital Obligated	5.000%	11/15/36	2,500,000	2,291,025
Trinity Health	5.375%	12/1/30	3,000,000	3,034,410
Total Michigan				7,297,775
Missouri — 0.9%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.375%	8/1/38	2,000,000	1,950,140

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey — 6.9%
New Jersey EDA:
Motor Vehicle Surcharges Revenue, NATL	5.250%	7/1/16	$2,500,000	$2,667,950
PCR, Revenue, Public Service Electric and Gas Co. Project, NATL	6.400%	5/1/32	5,150,000	5,160,454	(a)
Water Facilities Revenue, New Jersey American Water Co. Inc. Project, FGIC	6.875%	11/1/34	5,450,000	5,454,251	(a)
New Jersey State Turnpike Authority Revenue	5.250%	1/1/40	2,000,000	2,078,600
Total New Jersey				15,361,255
New York — 12.4%
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.250%	7/15/40	1,000,000	1,030,630
Liberty, NY, Development Corporation Revenue, Goldman Sachs Headquarters	5.250%	10/1/35	2,000,000	2,019,640
Nassau County, NY, Industrial Development Agency Revenue, Continuing Care Retirement, Amsterdam at Harborside	6.700%	1/1/43	500,000	458,700
New York City, NY, GO	6.000%	5/15/30	1,980,000	2,022,827	(b)
New York City, NY, GO, Unrefunded Balance	6.000%	5/15/30	20,000	20,300
New York City, NY, Municipal Water Finance Authority, Water & Sewer Systems Revenue	5.125%	6/15/31	1,000,000	1,013,810	(b)
New York City, NY, TFA Revenue, Unrefunded Balance, Future Tax Secured	5.500%	11/15/17	4,115,000	4,530,409
New York State Dormitory Authority Revenue, Court Facilities Lease, NYC Issue, Non State Supported Debt, AMBAC	5.500%	5/15/30	3,365,000	3,708,769
New York State Dormitory Authority Revenue, Non-State Supported Debt, Columbia University	5.000%	7/1/38	2,000,000	2,118,560
New York State Thruway Authority, Second General Highway & Bridge Trust Fund, AMBAC	5.000%	4/1/26	4,700,000	5,077,269
New York State Urban Development Corp. Revenue, State Personal Income Tax	5.000%	3/15/26	5,000,000	5,367,200
Total New York				27,368,114
North Carolina — 0.5%
North Carolina Medical Care Commission Health Care Facilities Revenue, Novant Health Obligation Group	5.000%	11/1/39	1,200,000	1,199,916
Ohio — 0.5%
Ohio State Air Quality Development Authority Revenue, FirstEnergy Generation Corp.	5.700%	8/1/20	1,000,000	1,077,270
Oregon — 0.6%
Multnomah County, OR, Hospital Facilities Authority Revenue, Providence Health Systems	5.250%	10/1/18	1,250,000	1,343,938
Pennsylvania — 1.7%
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue, Philadelphia Biosolids Facility	6.250%	1/1/32	500,000	513,610
Philadelphia, PA, Gas Works Revenue, 7th General Ordinance, AMBAC	5.000%	10/1/17	2,685,000	2,798,307
Philadelphia, PA, School District, GO, AGM	5.500%	2/1/31	500,000	546,280	(b)
Total Pennsylvania				3,858,197
Puerto Rico — 1.3%
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue	5.500%	8/1/42	3,000,000	2,990,820
Tennessee — 0.8%
Memphis-Shelby County, TN, Airport Authority Revenue, AMBAC	6.000%	3/1/24	1,655,000	1,674,860	(a)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas — 14.3%
Aledo, TX, GO, ISD, School Building, PSF	5.000%	2/15/30	$5,000,000	$5,217,850
Austin, TX, Water & Wastewater System Revenue	5.000%	11/15/26	2,500,000	2,684,650
Austin, TX, Water & Wastewater System Revenue	5.125%	11/15/28	2,210,000	2,371,352
Beaumont, TX, ISD, GO, School Building, PSF	5.000%	2/15/33	1,100,000	1,146,486
Brazos River, TX, Harbor Navigation District, Brazoria County Environmental, Dow Chemical Co. Project	5.950%	5/15/33	4,750,000	4,743,588	(a)(e)
Harris County, TX, Health Facilities Development Corp., Hospital Revenue, Memorial Hermann Healthcare Systems	5.250%	12/1/18	2,960,000	3,065,198
Houston, TX, Utility System Revenue, Refunding, Combined First Lien, AGM	5.250%	5/15/20	3,000,000	3,266,850
Mesquite, TX, ISD No. 1, GO, Capital Appreciation, PSFG, zero coupon bond to	0.0009%	8/15/27	1,000,000	422,780
North Texas Tollway Authority Revenue	5.750%	1/1/40	2,500,000	2,567,875
Spring, Tex, ISD, GO, SchoolHouse, PSF	5.000%	8/15/23	1,000,000	1,117,420
Texas State Turnpike Authority Revenue, First Tier, AMBAC	5.500%	8/15/39	5,000,000	5,032,800
Total Texas				31,636,849
Virginia — 1.4%
Greater Richmond, VA, Convention Center Authority, Hotel Tax Revenue, Convention Center Expansion Project	6.125%	6/15/20	2,915,000	2,992,947	(b)
Washington — 3.6%
Chelan County, WA, Public Utility District, Chelan Hydro System No.1, Construction Revenue, AMBAC	5.450%	7/1/37	2,900,000	2,901,015	(a)
Port of Seattle, WA, Revenue, Refunding, Intermediate Lien, NATL	5.000%	3/1/30	2,000,000	2,021,100
Washington State Health Care Facilities Authority Revenue, PeaceHealth	5.000%	11/1/28	3,000,000	2,996,190
Total Washington				7,918,305
TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost — $209,555,955)				215,014,745
SHORT-TERM INVESTMENTS — 2.9%
California — 2.0%
Southern California Public Power Authority Project Revenue, LOC-KBC Bank N.V.	0.180%	3/3/10	4,400,000	4,400,000	(f)
Colorado — 0.1%
Denver, CO, City & County, COP, SPA-JPMorgan Chase Bank	0.120%	3/1/10	200,000	200,000	(f)
Massachusetts — 0.1%
Massachusetts State, GO, Consolidated Loan, SPA-Bank of America N.A.	0.150%	3/1/10	100,000	100,000	(f)
New York — 0.0%
New York City, NY, Municipal Water Finance Authority, Water & Sewer System Revenue, SPA-Bank of America N.A.	0.120%	3/1/10	100,000	100,000	(f)
Oregon — 0.2%
Oregon State, GO, Veterans Welfare, SPA-Dexia Credit Local	0.160%	3/3/10	500,000	500,000	(f)
Puerto Rico — 0.1%
Commonwealth of Puerto Rico, GO, Refunding, Public Improvements, AGM, LOC-Wells Fargo Bank N.A.	0.120%	3/1/10	300,000	300,000	(f)

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee — 0.4%
Chattanooga, TN, Health Educational & Housing Facility Board Revenue, Siskin Hospital for Physical Rehabilitation Inc. Project, LOC-Bank of America N.A.	0.160%	3/1/10	$800,000	$800,000	(f)
TOTAL SHORT-TERM INVESTMENTS (Cost — $6,400,000)				6,400,000
TOTAL INVESTMENTS — 100.0% (Cost — $215,955,955#)				$221,414,745

(a)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).
(b)

Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(c)

Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors, unless otherwise noted.

(d)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.
(e)	Variable rate security. Interest rate disclosed is that which is in effect at February 28, 2010.
(f)

Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice. Date shown is the date of the next interest rate change.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:
	AGM	- Assured Guaranty Municipal Corporation - Insured Bonds
	AMBAC	- American Municipal Bond Assurance Corporation - Insured Bonds
	CDA	- Community Development Authority
	COP	- Certificate of Participation
	EDA	- Economic Development Authority
	EDR	- Economic Development Revenue
	EFA	- Educational Facilities Authority
	FGIC	- Financial Guaranty Insurance Company - Insured Bonds
	GO	- General Obligation
	HEFA	- Health & Educational Facilities Authority
	HFA	- Housing Finance Authority
	ISD	- Independent School District
	LOC	- Letter of Credit - Insured Bonds
	MWRA	- Massachusetts Water Resources Authority
	NATL	- National Public Finance Guarantee Corporation - Insured Bonds
	PCR	- Pollution Control Revenue
	PSF	- Permanent School Fund
	PSFG	- Permanent School Fund Guaranty
	SPA	- Standby Bond Purchase Agreement - Insured Bonds
	TFA	- Transitional Finance Authority

See Notes to Schedule of Investments.

Schedule of investments (unaudited) (continued)

February 28, 2010

WESTERN ASSET MUNICIPAL PARTNERS FUND INC.

Summary of Investments by Industry *

Health Care	18.3%
Transportation	13.0%
Power	10.7%
Special Tax Obligation	10.5%
Water & Sewer	9.1%
Industrial Revenue	9.0%
Local General Obligation	8.2%
Pre-Refunded/Escrowed to Maturity	8.1%
Education	3.4%
Leasing	2.2%
State General Obligation	2.0%
Housing	1.2%
Solid Waste/Resource Recovery	0.9%
Other	0.5%
Short-Term Investments	2.9%
100.0%

*As a percentage of total investments. Please note that Fund holdings are as of February 28, 2010 and are subject to change.

Ratings Table† (February 28, 2010)

S&P/Moody’s/Fitch‡
AAA/Aaa	26.6%
AA/Aa	25.6%
A	34.2%
BBB/Baa	7.5%
A-1/VMIG1	2.9%
NR	3.2%
100.0%

†As a percentage of total investments.

‡ In the event that a security is rated by multiple nationally recognized statistical rating organizations (“NRSROs”) and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 7 and 8 for definitions of ratings.

See Notes to Schedule of Investments.

Bond Ratings (unaudited)

The definitions of the applicable rating symbols are set forth below:

Standard & Poor’s Ratings Service (“Standard & Poor’s”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Standard & Poor’s. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and “C” are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

Moody’s Investors Service (“Moody’s”)—Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa	—

Bonds rated “Aaa” are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as “gilt edge.” Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes can be visualized as most unlikely to impair the fundamentally strong position of such issues.

Aa	—

Bonds rated “Aa” are judged to be of high quality by all standards. Together with the “Aaa” group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in “Aaa” securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risks appear somewhat larger than in “Aaa” securities.

A	—

Bonds rated “A” possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate but elements may be present which suggest a susceptibility to impairment some time in the future.

Baa	—

Bonds rated “Baa” are considered as medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Ba	—

Bonds rated “Ba” are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and therefore not well safeguarded during both

Bond Ratings (unaudited)(continued)

good and bad times over the future. Uncertainty of position characterizes bonds in this class.
B	—

Bonds rated “B” generally lack characteristics of desirable investments. Assurance of interest and principal payments or of maintenance of other terms of the contract over any long period of time may be small.

Caa	—	Bonds rated “Caa” are of poor standing. These may be in default, or present elements of danger may exist with respect to principal or interest.
Ca	—	Bonds rated “Ca” represent obligations which are speculative in a high degree. Such issues are often in default or have other marked short-comings.
C	—	Bonds rated “C” are the lowest class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

Fitch Ratings Service (“Fitch”)—Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA	—	Bonds rated “AAA” have the highest rating assigned by Fitch. Capacity to pay interest and repay principal is extremely strong.
AA	—	Bonds rated “AA” have a very strong capacity to pay interest and repay principal and differ from the highest rated issues only in a small degree.
A	—

Bonds rated “A” have a strong capacity to pay interest and repay principal although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

BBB	—

Bonds rated “BBB” are regarded as having an adequate capacity to pay interest and repay principal. Whereas they normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for bonds in this category than in higher rated categories.

BB, B,
CCC,
CC and C	—

Bonds rated “BB”, “B”, “CCC”, “CC” and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. “BB” represents the lowest degree of speculation and “C” the highest degree of speculation. While such bonds will likely have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposures to adverse conditions.

D	—	Bonds rated “D” are in default and payment of interest and/or repayment of principal is in arrears.

NR	—	Indicates that the bond is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-Term Security Ratings (unaudited)

SP-1	—

Standard & Poor’s highest rating indicating very strong or strong capacity to pay principal and interest; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

A-1	—

Standard & Poor’s highest commercial paper and variable-rate demand obligation (VRDO) rating indicating that the degree of safety regarding timely payment is either overwhelming or very strong; those issues determined to possess overwhelming safety characteristics are denoted with a plus (+) sign.

VMIG 1	—	Moody’s highest rating for issues having a demand feature— VRDO.
MIG 1	—	Moody’s highest rating for short-term municipal obligations.
P-1	—	Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating.
F1	—

Fitch’s highest rating indicating the strongest capacity for timely payment of financial commitments; those issues determined to possess overwhelming strong credit feature are denoted with a plus (+) sign.

Notes to Schedule of Investments (unaudited)

1. Organization and Significant Accounting Policies

Western Asset Municipal Partners Fund Inc. (the “Fund”) was incorporated in Maryland on November 24, 1992 and is registered as a diversified, closed-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”). The Board of Directors authorized 100 million shares of $0.001 par value common stock. The Fund’s primary investment objective is to seek a high level of current income which is exempt from federal income taxes, consistent with the preservation of capital. As a secondary investment objective, the Fund intends to enhance portfolio value by purchasing tax exempt securities that, in the opinion of the investment manager, may appreciate in value relative to other similar obligations in the marketplace.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment valuation. Securities are valued based on transactions in municipal obligation, quotations from municipal bond dealers, market transaction in comparable securities and various other relationships between securities.  Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded.  When prices are not readily available, or are determined not to reflect fair value, the Fund values these securities at fair value as determined in accordance with procedures approved by the Fund’s Board of Directors.  Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•                  Level 1—quoted prices in active markets for identical investments

•                  Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•                  Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of the security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to convert future amounts to a single present amount.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

	QUOTED PRICES	OTHER SIGNIFICANT OBSERVABLE INPUTS	SIGNIFICANT UNOBSERVABLE INPUTS
DESCRIPTION	(LEVEL 1)	(LEVEL 2)	(LEVEL 3)	TOTAL
Municipal bonds†	—	$215,014,745	—	$215,014,745
Short-term investments†	—	6,400,000	—	6,400,000
Total investments	—	$221,414,745	—	$221,414,745

†See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions.  Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2.  Investments

At February 28, 2010, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$ 7,229,289
Gross unrealized depreciation	(1,770,499)
Net unrealized appreciation	$ 5,458,790

3. Derivative instruments and hedging activities

Financial Accounting Standards Board Codification Topic 815 (“ASC Topic 815”) requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended February 28, 2010, the Fund did not invest in any derivative instruments.

ITEM 2.                                                  CONTROLS AND PROCEDURES.

(a)                                  The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)                                 There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.                                                    EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Western Asset Municipal Partners Fund Inc.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 20, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer

Date:  April 20, 2010

By	/s/ Kaprel Ozsolak
Kaprel Ozsolak
Chief Financial Officer

Date:  April 20, 2010